Tax - Reconciliation (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax reconciliation
UK corporation tax		19.00%	19.00%	19.25%	20.00%
Expected tax charge			£ (638)	£ (431)	£ 816
Losses and temporary differences in year where no deferred tax asset recognised			(55)	(303)	(742)
Foreign profits taxed at other rates			(8)	104	340
UK tax rate change impact				(7)	6
Losses on disposals and write-downs			(44)	(69)	(45)
UK bank levy			(38)	(45)	(41)
Regulatory and legal actions			(203)	(56)	(952)
Other disallowable items			(63)	(110)	(141)
Non-taxable items			47	134	136
Taxable foreign exchange movements			(27)	27	(57)
Losses brought forward and utilised			14	11	10
Banking surcharge			(357)	(165)	(210)
Adjustments in respect of prior years			90	116	31
Tax credit on paid-in equity			67	93	59
Actual tax charge			(1,208)	(731)	(1,107)
Forecast
Tax reconciliation
UK corporation tax	17.00%
UK
Tax reconciliation
Increase/(reduction) in carrying value of deferred tax asset			£ 7	£ (30)	£ (317)